Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000030210 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Bond Strategy Portfolio
Class Name	Federated Hermes International Bond Strategy Portfolio
Trading Symbol	FIBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Bond Strategy Portfolio (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blend of indexes comprised of 50% Bloomberg Emerging Markets Seasoned ex. Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to achieve a total return on its assets, by investing primarily in an emerging markets bond mutual fund and individual foreign government and corporate bonds in both developed and emerging markets.
Top Contributors to Performance
  Active duration management (the Fund’s sensitivity to movements in interest rates; the lower the duration the less the net asset value of the Fund will fluctuate due to changes in interest rates) was a chief contributor to Fund relative performance. The Fund maintained overweight duration thresholds to emerging market fixed-income securities which generally outperformed equivalent developed market securities.
  Yield curve management also procured a positive effect on the Fund’s overall total return. Yield curve selections were concentrated on shorter maturity bonds which benefitted more from developed central banks beginning to ease their respective monetary policies.
  One of the largest contributors to relative Fund performance was sector allocation decisions. Specifically, the Fund maintained an overweight allocation to emerging market debt relative to the Blended Index.
Top Detractors from Performance
  Currency selection detracted from overall Fund performance and was largely a consequence of an overweight allocation to the Japanese yen. Despite the Bank of Japan hiking interest rates, the low yielding yen underperformed most other global currencies during the reporting period.
  Overweight allocations to Brazilian sovereign bonds diminished Fund relative performance mainly due to depreciation of the Brazilian real.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Federated Hermes International Bond Strategy Portfolio	10.65%	0.31%	1.57%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index	20.22%	3.59%	4.62%
J.P. Morgan Global (ex-U.S.) Government Bond Index	0.91%	-4.72%	-1.59%
50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index	10.26%	-0.51%	1.58%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 95,803,824
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$95,803,824
Number of Investments	101
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Currencies
(% of Net Assets) [1]
[1] Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.